STATEMENTS OF ASSETS AND LIABILITIES December 31,2000

                                                                                  LARGE CAP     INTERNATIONAL     TECHNOLOGY
                                                                           GROWTH PORTFOLIO         PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments in securities at value (cost $1,802,337, $3,316,773,
  and $1,822,382)                                                               $ 1,589,054       $ 3,376,841    $ 1,435,997

Cash in bank on demand deposit                                                           10                --             --

Unrealized gain on forward foreign currency exchange contracts                           --             8,755             --

Foreign withholding tax reclaim receivable                                               --               684             --

Receivable for investment securities sold                                                --               410          5,058

Dividends and interest receivable                                                     1,123             3,447          1,259

Collateral received for securities loaned, at value                                 294,676                --        297,211

Receivable from advisor                                                              18,052            16,580         17,079
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      1,902,915         3,406,717      1,756,604
============================================================================================================================
LIABILITIES:

Bank overdraft                                                                           --                --            400

Payable for investment securities purchased                                              --                --          4,155

Payable upon return of securities loaned                                            294,676                --        297,211

Accrued expenses                                                                      8,367            10,264          8,272
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   303,043            10,264        310,038
============================================================================================================================
NET ASSETS                                                                      $ 1,599,872       $ 3,396,453    $ 1,446,566
============================================================================================================================
COMPOSITION OF NET ASSETS:

Capital                                                                           1,881,011         3,935,878      2,294,516

Accumulated net investment loss                                                          --            (8,755)            --

Accumulated net realized loss on investments                                        (67,856)         (599,519)      (461,565)

Net unrealized appreciation (depreciation) of investments                          (213,283)           60,068       (386,385)

Net unrealized appreciation of forward foreign currency contracts, foreign
  currency and translation of other assets and liabilities in foreign currency           --             8,781             --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 1,599,872       $ 3,396,453    $ 1,446,566
============================================================================================================================
Shares outstanding (unlimited number of shares authorized)                          193,184           419,650        249,986

Net asset value and offering price per share                                    $      8.28       $      8.09    $      5.79
============================================================================================================================

See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS For the period from April 28, 2000(a) to
December 31, 2000

                                                                                  LARGE CAP     INTERNATIONAL     TECHNOLOGY
                                                                           GROWTH PORTFOLIO         PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                        $       241+      $    14,736    $       483+

Dividends                                                                             5,846            11,310          5,808

Less: Foreign taxes withheld                                                             --            (1,373)            --
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                               6,087            24,673          6,291
============================================================================================================================
EXPENSES:

Investment management fees                                                            5,827            24,023          6,102

Administration fees                                                                  33,879            33,879         33,879

Custodian fees                                                                          250             5,310            262

Professional fees                                                                    14,223            14,223         14,240

Directors' fees                                                                         474               474            474

Transfer agent fees                                                                  12,536            12,536         12,536

Reports to shareholders                                                              10,166            10,385         10,174

Other                                                                                    83               192             87
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                       77,438           101,022         77,754

Less expenses waived or reimbursed                                                  (70,777)          (75,077)       (69,909)
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                    6,661            25,945          7,845
============================================================================================================================

TOTAL NET INVESTMENT LOSS                                                              (574)           (1,272)        (1,554)
============================================================================================================================
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS -- NET:

Net realized loss on investments                                                    (67,856)         (599,519)      (461,565)

Net realized loss on forward foreign currency contracts and foreign currency
 transactions                                                                            --           (32,324)            --

Net change in unrealized appreciation (depreciation) of investments                (213,283)           60,068       (386,385)

Net change in unrealized appreciation of forward foreign currency contracts, foreign currency and translation of other assets and liabilities
 in foreign currency                                                                     --             8,781             --
----------------------------------------------------------------------------------------------------------------------------
Net loss on investments and foreign currency transactions                          (281,139)         (562,994)      (847,950)
============================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  (281,713)      $  (564,266)   $  (849,504)
============================================================================================================================

(a)Commencement of operations.
+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS For the period April 28, 2000(a) to December 31, 2000

                                                                                  LARGE CAP     INTERNATIONAL     TECHNOLOGY
                                                                           GROWTH PORTFOLIO         PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS :

Net investment loss                                                             $      (574)      $    (1,272)   $    (1,554)

Net realized loss on investments                                                    (67,856)         (599,519)      (461,565)

Net realized loss on forward foreign currency contracts and foreign currency
 transactions                                                                            --           (32,324)            --

Net change in unrealized appreciation (depreciation) on investments                (213,283)           60,068       (386,385)

Net change in unrealized appreciation on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities in
 foreign currency                                                                        --             8,781             --
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               (281,713)         (564,266)      (849,504)
============================================================================================================================

CAPITAL SHARE TRANSACTIONS :

Proceeds from sales                                                               1,884,227         3,966,904      2,298,966

Payments for redemptions                                                             (2,642)           (6,185)        (2,896)
----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                            1,881,585         3,960,719      2,296,070
============================================================================================================================

TOTAL INCREASE IN NET ASSETS                                                      1,599,872         3,396,453      1,446,566
============================================================================================================================
NET ASSETS :

Beginning of period                                                                      --                --             --
----------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                   $ 1,599,872       $ 3,396,453    $ 1,446,566
============================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                                 $        --       $    (8,755)   $        --
============================================================================================================================
SHARE TRANSACTIONS :

Issued                                                                              193,454           420,463        250,303

Redeemed                                                                               (270)             (813)          (317)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN CAPITAL SHARES                                                      193,184           419,650        249,986
============================================================================================================================

(a)Commencement of operations.

See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS For the period from April 28, 2000(a) to December 31, 2000

                                                                                  LARGE CAP     INTERNATIONAL     TECHNOLOGY
                                                                           GROWTH PORTFOLIO         PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   10.00         $   10.00      $   10.00
============================================================================================================================
INVESTMENT OPERATIONS:

Net investment loss                                                                      --                --          (0.01)

Net realized and unrealized loss on investments and foreign currency                  (1.72)            (1.91)         (4.20)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      (1.72)            (1.91)         (4.21)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                    $    8.28         $    8.09      $    5.79
============================================================================================================================
Total return                                                                         (17.20)%          (19.10)%       (42.10)%

RATIOS/SUPPLEMENT DATA:

Net assets, end of period (000)                                                   $   1,600         $   3,396      $   1,447

Ratio of expenses to average net assets                                                0.80%(b)          1.35%(b)       0.90%(b)

Ratio of net investment loss to average net assets                                    (0.07)%(b)        (0.07)%(b)     (0.18)%(b)

Ratio of expenses to average net assets, excluding waivers and reimbursements (c)      9.26%(b)          5.23%(b)       8.88%(b)

Ratio of net investment loss to average net assets, excluding waivers and
 reimbursements (c)                                                                   (8.53)%(b)        (3.95)%(b)     (8.16)%(b)

Portfolio turnover rate                                                                  30%               64%           149%
============================================================================================================================

(a)Commencement of operations.
(b)Ratios for the period have been annualized.
(c)During the period certain fees were voluntarily reimbursed or reduced. If such voluntarily reimbursements and fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS December 31, 2000

1 - Organization

    First American Insurance Portfolios, Inc. ("FAIP") is registered with the Securities and Exchange Commission as a registered investment company under the Investment Company Act of 1940, as amended. FAIP was incorporated in the State of Minnesota on August 27, 1999. FAIP is organized as a series investment company and currently issues its shares in three series (individually "Portfolio," collectively "Portfolios"). Each series represents a separate investment portfolio with its own investment objectives and policies. The Large Cap Growth Portfolio and International Portfolio are each diversified open-end management investment companies. The Technology Portfolio is a non-diversified open-end management investment company. Non-diversified Portfolios may invest a large component of net assets in investments of relatively few issuers and narrow market segments. The Portfolios commenced operations on April 28, 2000.

    Shares of the Portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Portfolios' prospectus provides additional descriptions of each Portfolio's investment objectives, policies and strategies.


2 - Summary of Significant Accounting Policies

    SECURITY VALUATION -- Security valuations for FAIP portfolio investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- The Portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from the Portfolios' net investment income and distributions from the Portfolios' net realized capital gains, if any, are declared and distributed at least annually.

    FEDERAL TAXES -- Each Portfolio is treated as a separate taxable entity. Each Portfolio intends to fulfill the requirements of Subchapter M and to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

    Because shares of the Portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the Portfolios from net investment income and distributions, if any, of net realized capital gains will be taxable to the participating insurance company.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the International Portfolio are maintained in U.S. dollars on the following basis:

    - market value of investment securities, assets and liabilities at the current rate of exchange; and

    - purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The International Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

    The International Portfolio reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

    FORWARD FOREIGN CURRENCY CONTRACTS -- The International Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded as the International Portfolio intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Portfolio realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

    EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets or some other appropriate basis.

    USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

    SECURITIES LENDING -- In order to generate additional income, a Portfolio may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. Each Portfolio's policy is to maintain collateral in the form of cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of such collateral equal to at least 100% of the value of securities loaned. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. The collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Directors and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. The market value of the securities on loan at December 31, 2000, the collateral purchased with cash received and held at December 31, 2000, with respect to such loans, and income generated during the period ended December 31, 2000 from the program were as follows:

                                MARKET VALUE                    INCOME RECEIVED
                                   OF LOANED                    FROM SECURITIES
                                  SECURITIES                            LENDING
--------------------------------------------------------------------------------
Large Cap Growth Portfolio        $279,831                            $241
Technology Portfolio               268,186                             483
--------------------------------------------------------------------------------

Market value of collateral purchased with cash received:

                                           MONEY          OTHER
                      REPURCHASE          MARKET   FIXED INCOME
PORTFOLIO             AGREEMENTS     INSTRUMENTS     SECURITIES        TOTAL
--------------------------------------------------------------------------------
Large Cap Growth       $190,354       $17,006        $87,316        $294,676
Technology              191,991        17,153         88,067         297,211
--------------------------------------------------------------------------------

U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Portfolios. Fees generated for the period ended December 31, 2000, from the Portfolios for securities lending were as follows:

--------------------------------------------------------------------------------
Large Cap Growth Portfolio                              $160
Technology Portfolio                                     325
--------------------------------------------------------------------------------

3 -  Fees and Expenses

     ADVISOR FEES -- Pursuant to an investment advisory agreement (the agreement), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank") manages each Portfolio's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Portfolio to pay the Advisor a monthly fee based upon average daily net assets at the annual rates set forth in the following table:

                                                      ADVISORY FEE
---------------------------------------------------------------------
     Large Cap Growth Portfolio                          0.70%
     International Portfolio                             1.25%
     Technology Portfolio                                0.70%
---------------------------------------------------------------------

    The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Portfolio from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Portfolios from time to time, at its discretion, while retaining the ability to be reimbursed by the Portfolios for such amounts prior to the end of the fiscal year.

    SUB-ADVISOR FEES -- Marvin & Palmer Associates, Inc. serves as Sub-Advisor to the International Portfolio, pursuant to a Sub-Advisory Agreement with the Advisor, and is responsible for the investment and reinvestment of the Portfolio's assets. For its services to the International Portfolio, Marvin & Palmer is paid a monthly fee by the Advisor at an annual rate of average daily net assets as follows:

     AVERAGE DAILY NET ASSETS                      SUB-ADVISORY FEE
-------------------------------------------------------------------
     On the first $100 million                         0.75%
     $100 million up to $300 million                   0.50%
     $300 million up to $500 million                   0.45%
     In excess of $500 million                         0.40%
-------------------------------------------------------------------

    ADMINISTRATION FEES -- Pursuant to an Administration Agreement, U.S. Bank also serves as the administrator (the "Administrator"). The Administrator is compensated to provide, or compensate other entities to provide, various services to the Portfolios. These services include, but are not limited to the following: various legal, oversight and administration services, accounting services, transfer agency and dividend disbursing services and shareholder services. The Portfolios pay the Administrator at an annual rate, calculated daily and paid monthly based on the aggregate average daily net assets of all open-end mutual funds in the First American Fund family, equal to each Portfolio's pro rata share of an amount equal to 0.07% of the average daily net assets up to $8 billion, and 0.05% of average daily net assets over $8 billion. Each Portfolio is subject to a $50,000 minimum charge per year. In addition, each Portfolio pays to the Administrator annual fees of $18,500 for transfer agent services.

    CUSTODIAN FEES -- Through a separate contract agreement, U.S. Bank serves as the custodian (the "Custodian"). All cash and all of the investments of the Portfolios are held by the Custodian or, for the International Portfolio, by a sub-custodian. The fee for each Portfolio is equal to an annual rate of 0.03% (0.10% in the case of the International Portfolio) of such Portfolio's average daily net assets. All fees are computed daily and paid monthly. In addition, the International Portfolio pays any sub-custodian fees. The Custodian is also reimbursed for any out-of-pocket expenses incurred while providing services to the Portfolios.


    OTHER FEES -- In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Portfolio is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

4 - Investment Security Transactions

    During the period ended December 31, 2000, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                        LONG-TERM SECURITIES
                                   PURCHASES              SALES
------------------------------------------------------------------
     Large Cap Growth Portfolio    $2,146,823          $  349,246
     International Portfolio        5,294,343           1,694,740
     Technology Portfolio           3,632,730           1,620,731
------------------------------------------------------------------

5 - Forward Foreign Currency Contracts

    The International Portfolio may enter into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the portfolio's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

    Open foreign currency exchange contracts obligate the Portfolio to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation), if any, on these contracts is included in the accompanying financial statements. The following forward foreign currency contracts were outstanding at December 31, 2000, for the International
    Portfolio:

     CONTRACT
     AMOUNT          FORWARD                       VALUE ON
     (LOCAL          EXCHANGE      SETTLEMENT   ORIGINATION      VALUE ON       UNREALIZED
     CURRENCY)       CONTRACT            DATE          DATE      12/31/00     APPRECIATION
-------------------------------------------------------------------------------------------
                    Currency Sale
     25,920,000          YEN          1/25/01      $236,367      $227,612       $8,755
-------------------------------------------------------------------------------------------

6 - Federal Income Tax Information

    As of December 31, 2000, for federal income tax purposes, the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

                                                       EXPIRATION
                                       AMOUNT                DATE
-----------------------------------------------------------------
     Large Cap Growth Portfolio      $ 55,908             2008
     International Portfolio          599,519             2008
     Technology Portfolio             322,271             2008
-----------------------------------------------------------------

    Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

     As of December 31, 2000, the following adjustments were made for permanent tax adjustments:

                                  ACCUMULATED NET    ACCUMULATED NET
                                  INVESTMENT LOSS      REALIZED LOSS       CAPITAL
----------------------------------------------------------------------------------
     Large Cap Growth Portfolio     $  574              $    --            $ (574)
     International Portfolio        (7,483)              32,324           (24,841)
     Technology Portfolio            1,554                   --            (1,554)
----------------------------------------------------------------------------------

7 - Pending Acquisition

    On October 4, 2000, U.S. Bancorp, the parent company of the Portfolios' investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. It is anticipated that this acquisition will be completed in the first quarter of 2001, subject to regulatory approval, the approval of U.S. Bancorp shareholders and the satisfaction of customary closing conditions.

SCHEDULE OF INVESTMENTS December 31, 2000

Large Cap Growth Portfolio

                                                                                  MARKET
SHARES                     SECURITY DESCRIPTION                                    VALUE
-----------------------------------------------------------------------------------------
          (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
COMMON STOCKS - 94.8%
             BASIC MATERIALS - 1.3%
     490     Ecolab, Inc.                                                     $   21,162
                                                                              ----------
             CAPITAL GOODS - 3.4%
   1,120     General Electric Co.                                                 53,690
                                                                              ----------
             COMMUNICATION SERVICES - 3.3%
     410     Level 3 Communications, Inc.*                                        13,453
     920     Nextel Communications, Inc. Class A* (b)                             22,770
     920     XO Communications, Inc. Class A* (b)                                 16,388
                                                                              ----------
                                                                                  52,611
                                                                              ----------
             CONSUMER CYCLICALS - 10.4%
     720     Best Buy Co.*                                                        21,285
     700     Home Depot, Inc.                                                     31,981
     350     Kohl's Corp.*                                                        21,350
     320     Omnicom Group, Inc. (b)                                              26,520
   1,230     Wal-Mart Stores, Inc.                                                65,344
                                                                              ----------
                                                                                 166,480
                                                                              ----------
             CONSUMER STAPLES - 3.7%
     450     Cox Communications, Inc. Class A* (b)                                20,953
     910     Walgreen Co.                                                         38,050
                                                                              ----------
                                                                                  59,003
                                                                              ----------
             ENERGY - 5.3%
     360     Nabors Industries, Inc.* (b)                                         21,294
     460     Schlumberger Ltd.                                                    36,771
     580     Transocean Sedco Forex, Inc.(b)                                      26,680
                                                                              ----------
                                                                                  84,745
                                                                              ----------
             FINANCIAL SERVICES - 9.4%
     510     American Express Co.                                                 28,018
     165     American International Group, Inc.                                   16,263
     410     Bank of New York Co.,Inc.                                            22,627
     400     Chase Manhattan Corp.(b)                                             18,175
     556     Citigroup, Inc.                                                      28,390
     260     Morgan Stanley Dean Witter & Co.                                     20,605
     580     Schwab (Charles) Corp.                                               16,458
                                                                              ----------
                                                                                 150,536
                                                                              ----------
             HEALTH CARE - 16.6%
     310     Amgen, Inc.*                                                         19,821
     400     Bristol-Myers Squibb Co.                                             29,575
     360     Genentech, Inc.* (b)                                                 29,340
     850     Guidant Corp.* (b)                                                   45,846
     380     Johnson & Johnson, Inc .                                             39,924
     750     Medtronic, Inc.                                                      45,281
   1,060     Pfizer, Inc.                                                         48,759
      90     Protein Design Labs, Inc.* (b)                                        7,819
                                                                              ----------
                                                                                 266,365
                                                                              ----------
             TECHNOLOGY - 31.9%
     840     America Online, Inc.*                                            $   29,232
     150     Applera Corp-Applied Biosystems                                      14,109
     230     Applied Micro Circuits Corp.*                                        17,261
     140     Ariba, Inc.*                                                          7,525
     330     Automatic Data Processing, Inc.                                      20,893
      90      Broadcom Corp.*                                                      7,560
     240     Brocade Communications Systems, Inc.*                                22,035
   1,230     Cisco Systems, Inc.*                                                 47,048
     160     Corning, Inc.(b)                                                      8,450
     500     Dell Computer Corp.*                                                  8,719
     720     EMC Corp.*                                                           47,880
     220     I2 Technologies,Inc.* (b)                                            11,963
     770     Intel Corp.                                                          23,148
     260     JDS Uniphase Corp.* (b)                                              10,839
     100     Juniper Networks,Inc.*                                               12,606
     770     Microsoft Corp.*                                                     33,399
     340     Nokia Corp. ADR                                                      14,790
     580     Nortel Networks Corp.ADR                                             18,596
   1,670     Oracle Corp.*                                                        48,533
     510     Palm, Inc.*                                                          14,439
     160     PMC-Sierra, Inc.* (b)                                                12,580
     160     Siebel Systems, Inc.* (b)                                            10,820
     650     Sun Microsystems, Inc.*                                              18,119
     320     Texas Instruments, Inc.                                              15,160
     160     Verisign, Inc.* (b)                                                  11,870
     250     VERITAS Software Corp.* (b)                                          21,875
                                                                              ----------
                                                                                 509,449
                                                                              ----------
             TRANSPORTATION - 3.4%
     330     United Parcel Service, Inc. Class B                                  19,408
   1,050     Southwest Airlines Co.                                               35,207
                                                                              ----------
                                                                                  54,615
                                                                              ----------
             UTILITIES - 6.1%
     670     AES Corp.* (b)                                                       37,101
     730     Enron Corp.                                                          60,682
                                                                              ----------
                                                                                  97,783
                                                                              ----------
TOTAL COMMON STOCKS (COST $1,729,722)                                          1,516,439
                                                                              ----------
RELATED PARTY MONEY MARKET FUND - 4.5%
72,615       First American Prime Obligations Fund (Cost $72,615)(c)              72,615

                                                                              ----------
TOTAL INVESTMENTS IN SECURITIES (COST $1,802,337)(a)                          $1,589,054
                                                                              ----------

  *Denotes a non-income producing security.

(a)On December 31, 2000, the cost of investments for federal income tax purposes was $1,814,285. The aggregate gross unrealized appreciation and depreciation of investments based on this cost were as follows:

    Gross unrealized appreciation                            $  91,071
    Gross unrealized depreciation                             (316,302)
                                                             ---------
    Net unrealized depreciation                              $(225,231)
                                                             ---------

(b)All or part of this security was loaned as of December 31, 2000.
(c)This money market fund is advised by U.S. Bank who also serves as advisor for this fund. See the notes to the financial statements.

ADR American Depositary Receipt

See also the notes to the financial statements.

International Portfolio

                                                                                  MARKET
SHARES                     SECURITY DESCRIPTION                                    VALUE
-----------------------------------------------------------------------------------------
          (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
FOREIGN COMMON STOCKS - 90.1%
             AUSTRALIA - 1.2%
   5,600     Westpac Banking Corp., Ltd.                                      $   41,277
                                                                              ----------
             DENMARK - 1.6%
     300     Novo Nordisk A/S                                                     53,997
                                                                              ----------
             FINLAND - 3.0%
   2,300     Nokia Oyj                                                           102,911
                                                                              ----------
             FRANCE - 15.1%
     800     Total Fina Elf SA                                                   119,367
     200     Groupe Danone                                                        30,256
   1,700     Aventis SA                                                          149,728
     500     L'Oreal SA                                                           43,001
     800     Sanofi-Synthelabo SA                                                 53,504
     800     Axa                                                                 116,051
                                                                              ----------
                                                                                 511,907
                                                                              ----------
             GERMANY - 10.0%
     700     Deutsche Bank AG                                                     58,553
   1,100     Dresdner Bank AG                                                     47,975
     800     Schering AG*                                                         45,592
     310     Allianz AG                                                          117,009
     200     Muenchener                                                           71,590
                                                                              ----------
                                                                                 340,719
                                                                              ----------
             HONG KONG - 2.4%
   5,600     HSBC Holdings PLC                                                    82,926
                                                                              ----------
             IRELAND - 4.5%
   7,000     Allied Irish Banks PLC                                               81,631
   1,500     Elan Corp PLC ADR*                                                   70,219
                                                                              ----------
                                                                                 151,850
                                                                              ----------
             ITALY - 4.4%
   3,800     Banc San Paolo Torino                                                61,639
   2,300     Alleanza Assicurazioni SPA                                           36,766
   1,300     Assicurazioni Generali SPA                                           51,799
                                                                              ----------
                                                                                 150,204
                                                                              ----------
             JAPAN - 7.0%
   2,000     Nomura Securities Co., Ltd.                                          35,936
   2,000     Takeda Chemical Industries, Ltd.                                    118,213
   3,000     Sumitomo Electric Industries, Ltd.                                   49,156
   2,000     The Furukawa Electric Co., Ltd.                                      34,887
                                                                              ----------
                                                                                 238,192
                                                                              ----------
             NETHERLANDS - 18.3%
   2,500     ABN Amro Holding NV                                                  57,037
   2,100     Heineken NV                                                         127,492
   1,200     Akzo Nobel NV                                                        64,657
   1,400     Royal Dutch Petroleum Co.                                            86,063
   1,200     Aegon NV                                                             49,804
   2,800     Koninklijke Ahold NV                                                 90,625
   1,800     Ing Groep NV                                                        144,257
                                                                              ----------
                                                                                 619,935
                                                                              ----------
             SINGAPORE  -  1.5%
   7,000     United Overseas Bank, Ltd.                                       $   52,495
                                                                              ----------
             SWITZERLAND  -  10.8%
     430     UBS AG**                                                             70,525
      44     Nestle SA                                                           103,131
      30     Swiss Re                                                             72,270
      40     Novartis AG**                                                        71,061
      50     Serono SA, Class B                                                   48,366
                                                                              ----------
                                                                                 365,353
                                                                              ----------
             UNITED KINGDOM  -10.3%
   2,600     Amvescap PLC                                                         52,786
   6,100     Diageo PLC                                                           68,068
   4,000     Glaxosmithkline PLC*                                                112,736
  15,300     Tesco PLC                                                            62,410
   3,100     Reuters Group PLC                                                    52,386
                                                                              ----------
                                                                                 348,386
                                                                              ----------
TOTAL FOREIGN COMMON STOCKS (COST $3,000,084)                                  3,060,152
                                                                              ----------
RELATED PARTY MONEY MARKET FUND - 9.3%
316,689      First American Prime Obligations Fund (b)
             (Cost $316,689)                                                     316,689
                                                                              ----------
TOTAL INVESTMENT IN SECURITIES (COST $3,316,773)(a)                           $3,376,841
                                                                              ----------

 * Denotes a non-income producing security.
** Denotes Registered Shares.

(a)On December 31, 2000, the cost of investments for federal income tax purposes was $3,316,773. The aggregate gross unrealized appreciation and depreciation of investments based on this cost were as follows:

      Gross unrealized appreciation                 $ 193,464
      Gross unrealized depreciation                  (133,396)
                                                    ----------
      Net unrealized appreciation                   $  60,068
                                                    ----------

(b)This money market fund is advised by U.S. Bank who also serves as advisor for this fund. See the notes to the financial statements.

ADR   American Depositary Receipt
AG    Aktiegesellschaft (German Corp.)
A/S   Limited
NV    Naamloze Vennootschap (Dutch or French Corp.)
PLC   Public Limited Corp. (British)
SA    Sociedad Anonyme (French or Swiss Corp.)
SPA   Societa per Azioni (Italian Corp.)

DIVERSIFICATION BY INDUSTRY:
                                             PERCENT OF       MARKET
                                           TOTAL NET ASSETS    VALUE
      --------------------------------------------------------------------------
      Banking                                   16.3%       $  554,058
      Beverages & Tobacco                        3.8           127,492
      Chemicals                                  1.9            64,657
      Electrical & Electronics                   3.0           102,911
      Energy Sources                             6.0           205,430
      Financial Services                         4.1           138,526
      Food/Beverage                              2.0            68,068
      Food and Household Products                3.0           103,131
      Food Products                              0.9            30,256
      Food - Retail                              2.7            90,625
      Health & Personal Care                    15.4           522,774
      Insurance                                 18.0           609,742
      Medical - Drugs                            3.5           119,427
      Merchandising                              1.8            62,410
      Pharmaceuticals                            3.7           124,216
      Printing & Publishing                      1.5            52,386
      Wire & Cable Products                      2.5            84,043
      --------------------------------------------------------------------------
      Total Foreign Common Stocks               90.1%       $3,060,152
      ==========================================================================

See also the notes to the financial statements.

Technology Portfolio

                                                                                  MARKET
SHARES                     SECURITY DESCRIPTION                                    VALUE
-----------------------------------------------------------------------------------------
          (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
COMMON STOCKS - 80.5%
             COMMUNICATIONS EQUIPMENT - 19.8%
     320     Ariba, Inc.*                                                     $   17,200
     100     Avici Systems, Inc.*                                                  2,463
     440     Ciena Corp.*                                                         35,723
     160     Comverse Technology, Inc.* (b)                                       17,380
     560     Efficient Networks, Inc.* (b)                                         7,490
     160     Juniper Networks, Inc.* (b)                                          20,170
     160     Natural Microsystems Corp.*                                           1,580
   1,210     Nokia Corp. ADR                                                      52,634
   1,500     Nortel Networks Corp. ADR                                            48,093
     240     Oni Systems Corp.* (b)                                                9,495
     410     Research in Motion Ltd.* (b)                                         32,800
     620     Sonus Networks, Inc.* (b)                                            15,655
   1,440     XO Communications, Inc. Class A* (b)                                 25,650
                                                                              ----------
                                                                                 286,333
                                                                              ----------
             COMPUTERS (HARDWARE) - 8.8%
     500     Brocade Communications Systems, Inc.*                                45,906
   1,510     Compaq Computer Corp. (b)                                            22,726
     240     Mcdata Corp. Class B* (b)                                            13,140
   1,344     Palm, Inc.*                                                          38,052
     970     Tricord Systems, Inc.*                                                8,063
                                                                              ----------
                                                                                 127,887
                                                                              ----------
             COMPUTERS (NETWORKING) - 4.7%
   1,790     Cisco Systems, Inc.*                                                 68,468
                                                                              ----------
             COMPUTERS (SOFTWARE & SERVICES) - 28.0%
     340     Adept Technology, Inc.*                                               4,930
     420     Amdocs Ltd.* (b)                                                     27,824
     600     America Online, Inc.*                                                20,880
     300     Art Technology Group, Inc.*                                           9,169
     340     Ask Jeeves, Inc.*                                                       829
     600     Avantgo, Inc.*                                                        3,750
      40     Bea Systems, Inc.* (b)                                                2,693
     200     Broadvision, Inc.* (b)                                                2,363
     300     Cacheflow, Inc.*                                                      5,119
     600     Commerce One, Inc.*                                                  15,188
     480     Corio, Inc.*                                                            990
     480     E.Piphany, Inc.*                                                     25,889
     100     eBay, Inc.* (b)                                                       3,300
     410     EMC Corp.*                                                           27,264
     380     Infospace, Inc.*                                                      3,361
     670     Internap Network Services Corp.*                                      4,858
     200     Interwoven, Inc.*                                                    13,188
   1,200     Kana Communications, Inc.* (b)                                       13,800
     180     LifeMinders, Inc.*                                                      630
     150     Microsoft Corp.*                                                      6,506
     100     Netegrity, Inc.*                                                      5,438
     268     Netiq Corp.*                                                         23,416
     980     Oracle Corp.*                                                        28,480
     800     Portal Software, Inc.*                                                6,275
     540     PURCHASEPRO.COM, Inc.* (b)                                            9,450
     340     Selectica, Inc.*                                                      8,224
     160     Serena Software, Inc.*                                                5,478
     820     Siebel Systems, Inc.* (b)                                            55,452
     250     Synplicity, Inc.*                                                     3,625
     140     Verisign, Inc.* (b)                                                  10,386
     160     VERITAS Software Corp.* (b)                                          14,000
   1,846     Vignette Corp.*                                                      33,227
     750     Vitria Technology, Inc.*                                              5,813
     100     Watchguard Technolgies, Inc.*                                         3,163
                                                                              ----------
                                                                                 404,958
                                                                              ----------
             ELECTRIC & ELECTRONIC EQUIPMENT - 2.3%
     480     Sony Corp. ADR                                                   $   33,480
                                                                              ----------
             ELECTRONICS (DEFENSE) - 1.0%
     490     Aeroflex, Inc.*                                                      14,126
                                                                              ----------
             ELECTRONICS (SEMICONDUCTORS) - 12.1%
     400     Alliance Fiber Optic Product, Inc.*                                   2,400
     410     Applied Micro Circuits Corp.*                                        30,768
     100     Caliper Technologies Corp.*                                           4,700
     340     Chartered Semiconductor Manufacturing Ltd. ADR*                       8,968
     600     Chippac, Inc.*                                                        1,781
     820     Conexant Systems Inc.*                                               12,608
     470     JDS Uniphase Corp.* (b)                                              19,592
     430     Luminent, Inc.* (b)                                                   2,587
     180     Marvel Technology Group Ltd.* (b)                                     3,949
     340     Maxim Integrated Products, Inc.* (b)                                 16,255
     280     Micron Technology, Inc.*                                              9,940
   1,000     Oak Technology, Inc.*                                                 8,688
     934     Taiwan Semiconductor Manufacturing Co. Ltd. ADR*                     16,111
     100     TranSwitch Corp.*                                                     3,913
     720     Tvia, Inc.*                                                           2,835
     540     Virata Corp.*                                                         5,873
     150     Vitesse Semiconductor* (b)                                            8,297
     340     Xilinx, Inc.*                                                        15,683
                                                                              ----------
                                                                                 174,948
                                                                              ----------
             ENTERTAINMENT - 0.0%
     140     Internet Pictures Corp.* (b)                                            136
                                                                              ----------
             TELECOMMUNICATIONS (CELLULAR & WIRELESS)- 0.5%
   1,180     Motient Corp.* (b)                                                    4,720
     200     OmniSky Corp.*                                                        1,663
                                                                              ----------
                                                                                   6,383
                                                                              ----------
             TELEPHONE LONG DISTANCE - 3.3%
   1,100     Allegiance Telecom, Inc.*                                            24,492
     360     Time Warner Telecom, Inc. Class A* (b)                               22,838
                                                                              ----------
                                                                                  47,330
                                                                              ----------
TOTAL COMMON STOCKS (COST $1,550,434)                                          1,164,049
                                                                              ----------
RELATED PARTY MONEY MARKET FUND - 18.8%
 271,948     First American Prime Obligations Fund (c)
             (Cost $271,948)                                                     271,948
                                                                              ----------
TOTAL INVESTMENTS IN SECURITIES (COST $1,822,382) (a)                         $1,435,997
                                                                              ----------

  * Denotes a non-income producing security.

(a) On December 31, 2000, the cost of investments for federal income tax purposes was $1,961,676. The aggregate gross unrealized appreciation and depreciation of investments based on this cost were as follows:

        Gross unrealized appreciation                  $  51,775
        Gross unrealized depreciation                   (577,454)
                                                       ---------
        Net unrealized depreciation                    $(525,679)
                                                       ---------

(b) All or part of this security was loaned as of December 31, 2000.

(c) This money market fund is advised by U.S. Bank who also serves as advisor for this fund. See the notes to the financial statements.

ADR   American Depositary Receipt

See also the notes to the financial statements.

REPORT OF INDEPENDENT AUDITORS December 31, 2000

    The Board of Directors and Shareholders First American Insurance Portfolios, Inc.

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the First American Insurance Portfolios, Inc. (comprised of the Large Cap Growth, International and Technology Portfolios) (the "Portfolios") as of December 31, 2000, and the related statements of operations, statements of changes in net assets and financial highlights for the period from April 28, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the First American Insurance Portfolios, Inc. at December 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the period from April 28, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

    ERNST & YOUNG LLP

    Minneapolis, Minnesota
    January 31, 2001

                                       13